Short-Term Borrowings and Long-Term Borrowings (Tables)	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of borrowings
	As of September 30,
	2019	2020
Short-term borrowings	$20,486	$299,315
Long-term borrowings	6,838	-
Total	$27,324	$299,315